Discontinued Operations and Assets Held for Sale (Schedule Summarizing Interest Expense from Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Discontinued Operations and Assets Held for Sale
Interest expense allocated to CareFusion	$ 0	$ 12.8	$ 75.2